CONSOLIDATED BALANCE SHEETS - 10K - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 112,711,028	$ 99,713,929
Restricted cash	0	4,000,000
Accounts receivable	3,676,730	491,632
Inventory	12,447,088	19,044,477
Prepaid expense and other assets, current	623,983	898,705
Total current assets	129,458,829	124,148,743
Property, plant and equipment, net	449,825	831,936
Deferred costs	52,936,428	32,860,874
Goodwill	898,334	898,334
Other assets	1,989,520	1,989,520
Total assets	185,732,936	160,729,407
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	3,944,476	3,384,310
Accrued expenses and other current liabilities	3,388,608	2,085,995
Long-term debt, current maturities	0	1,989,948
Total current liabilities	7,333,084	7,460,253
Deferred revenue	255,258,371	81,799
Deferred income tax liability	265,643	244,540
Other liabilities	332,218	405,325
Liabilities subject to compromise	206,972,170	399,039,967
Total liabilities	470,161,486	407,231,884
Stockholders' equity
Common stock ($.0001 par value, 100,000,000 shares authorized, 54,114,296 and 53,504,296 issued and outstanding at December 31, 2015, and December 31, 2014, respectively	5,411	5,351
Additional paid-in capital	177,008,371	175,483,180
Accumulated deficit	(461,442,332)	(421,991,008)
Total stockholders' equity	(284,428,550)	(246,502,477)
Total liabilities and stockholders' equity	$ 185,732,936	$ 160,729,407